Organization and operations	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and operations
1. Organization and operations
Clover Health Investments, Corp. (collectively with its affiliates and subsidiaries, “Clover” or the “Corporation”) is singularly focused on creating great, sustainable healthcare to improve every life. Clover has centered its strategy on building and deploying technology that it believes will enable it to solve a significant data problem while avoiding the limitations of legacy approaches. Clover leverages its flagship software platform, the Clover Assistant, to help America’s seniors receive better care at lower costs.
Clover provides affordable, high-quality Medicare Advantage (“MA”) plans, including Preferred Provider Organization (“PPO”) and Health Maintenance Organization (“HMO”) plans through its regulated insurance subsidiaries. The Corporation’s regulated insurance subsidiaries consist of Clover Insurance Company and Clover HMO of New Jersey Inc., which operate the Corporation’s PPO and HMO health plans, respectively. On April 8, 2021, the Centers for Medicare and Medicaid Services (“CMS”), an agency of the United States Department of Health and Human Services, announced that the Corporation’s subsidiary Clover Health Partners, LLC, began participating as a Direct Contracting Entity in the CMS’s Global and Professional Direct Contracting Model on April 1, 2021. Medical Service Professionals of NJ, LLC, houses Clover’s employed physicians and the related support staff for Clover’s in-home
care program. Clover’s administrative functions and insurance operations are primarily operated by its Clover Health, LLC and Clover Health Labs, LLC subsidiaries.
Clover’s approach is to combine technology, data analytics and preventive care to lower costs and increase the quality of health and life of Medicare beneficiaries. Clover’s technology platform uses machine learning-powered systems to deliver data and insights to physicians at the point of care in order to improve outcomes for beneficiaries and drive down costs. Clover’s MA plans generally provide access to a wide network of primary care physicians, specialists, and hospitals, enabling its members to see any doctor participating in Medicare willing to accept them. Clover focuses on minimizing members’
out-of-pocket
costs and offers many plans that allow members to pay the same co-pays
for physician visits regardless of whether their physician is in-
or
out-of-network.
Clover’s Direct Contracting Entity, which assumes full risk (i.e., 100% shared savings and shared losses) for the total cost of care of aligned Original Medicare beneficiaries, also focuses on its technology platform to enhance health care delivery, reduce expenditures, and improve care for Original Medicare beneficiaries.
Clover was originally incorporated as a Cayman Islands exempted company on October 18, 2020, as a special purpose acquisition company (“SPAC”) under the name Social Capital Hedosophia Holdings Corp. III (“SCH”). On October 5, 2020, SCH entered into a Merger Agreement (the “Merger Agreement”) with Clover Health Investments, Inc., a corporation originally incorporated on July 17, 2014, in the state of Delaware (“Legacy Clover”). Pursuant to the Merger Agreement, and a favorable vote of SCH’s stockholders on January 6, 2021, Asclepius Merger Sub Inc., a Delaware corporation and a newly formed, wholly owned subsidiary of SCH (“Merger Sub”), was merged with and into Legacy Clover. Upon consummation of the business combination, the separate corporate existence of Merger Sub ceased, the Corporation survived and merged with and into SCH, with SCH as the surviving corporation, and SCH was redomesticated as a Delaware corporation and renamed Clover Health Investments, Corp. (the “Business Combination”). The Business Combination is accounted for as a reverse recapitalization in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”). Under the guidance in Accounting Standards Codification (“ASC”) 805, Legacy Clover is treated as the “acquirer” for financial reporting purposes. Legacy Clover is deemed the accounting predecessor of the combined business, and Clover, as the parent company of the combined business, is the successor SEC registrant, meaning that Legacy Clover’s financial statements for previous periods will be disclosed in the registrant’s periodic reports filed with the SEC from here forward. As a result of the Business Combination, there were simultaneous changes to Legacy Clover’s convertible securities, warrants, and convertible preferred stock. See Note 9, “Notes and securities payable,” Note 10, “Warrants payable,” and Note 14, “Convertible preferred stock” for additional information regarding these changes. See also Note 3, “Business combination” for additional information related to the Business Combination.

1. Organization and operations
Clover Health Investments, Corp., incorporated on July 17, 2014 in the state of Delaware, together with its affiliates and subsidiaries (collectively, the “Corporation” or “Clover”), provides affordable, high-quality Medicare Advantage (“MA”) plans, including Preferred Provider Organization (“PPO”) and Health Maintenance Organization (“HMO”) plans through its regulated insurance subsidiaries. The Corporation’s regulated insurance subsidiaries consist of Clover Insurance Company and Clover HMO of New Jersey Inc., which operate the PPO and HMO health plans, respectively. Medical Service Professionals of NJ, LLC, houses Clover’s employed physicians and the related support staff for Clover’s in-home
care program. Clover’s administrative functions and insurance operations are primarily operated by its Clover Health, LLC and Clover Health Labs, LLC subsidiaries.
Clover’s approach combines technology, data analytics and preventive care to lower costs and increase the quality of health and life of its members. Clover’s technology platform uses machine learning-powered systems to deliver data and insights to physicians at the point of care in order to improve outcomes for members and drive down costs. Clover provides access to a wide network of primary care physicians, specialists, and hospitals, enabling its members to see any doctor participating in Medicare willing to accept them. Clover focuses on keeping out-of-pocket
costs for its members to a minimum and allows members to pay the same low cost-sharing regardless of whether their doctor is in-
or
out-of-network.
On October 5, 2020, Clover entered into a Merger Agreement (“Merger Agreement”) with Social Capital Hedosophia Holdings Corp. III (“SCH”), a special purpose acquisition company (“SPAC”). The Business Combination is accounted for as a reverse capitalization in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”). Under the guidance in Accounting Standards Codification (“ASC”) 805, Clover Health Investments, Corp. is treated as the “acquirer” for financial reporting purposes. The Corporation is deemed the accounting predecessor of the combined business, and the parent company of the combined business is the successor SEC registrant, meaning that the Corporation’s financial statements for previous periods will be disclosed in the registrant’s future periodic reports filed with the SEC. As a result of the merger event, there were simultaneous changes to the Corporation’s convertible securities agreement and certain of the warrant agreements. See Note 13 “Notes and securities payable,” and Note 14 “Warrants payable,” for additional information regarding these changes to the respective agreements. See also Note 26 “Subsequent events,” for additional information related to the merger event.